RESEARCH AND DEVELOPMENT EXPENSES	6 Months Ended
Jun. 30, 2026
Research and Development Expense [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 17 – RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses for the six months ended June 30, 2026 and 2025 consisted of the following:

	2026	2025
Salaries	$408,724	$435,865
Direct input	443,946	330,801
Utility	1,031	1,322
Depreciation	10,696	11,962
Other	5,560	1,825
Total	$869,957	$781,775